REGULATORY FEES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Aug. 31, 2020
REGULATORY FEES
Current	R$ 886,565	R$ 820,067
Non-current	688,574	942,348
Total	R$ 1,575,139	1,762,415
Economic value added by the concessionaire Percentage	1.00%		30.00%
Value of investments made by concessionaires and permit-holders percentage	2.50%
Value of investments made by concessionaires and permit-holders limited to annual revenue percentage	3.00%
Research and Development - R&D and Energy Efficiency - EE
REGULATORY FEES
Current	R$ 517,261	455,880
Non-current	688,574	942,348
CDE Quota
REGULATORY FEES
Current	159,475	127,734
Economic value added by the concessionaire Percentage			0.12%
RGR Quota
REGULATORY FEES
Current	10,290	125,103
Compensation for the Use of Water Resources
REGULATORY FEES
Current	149,006	45,441
PROINFA Quota
REGULATORY FEES
Current	32,905	43,643
Electricity Service Inspection Fee
REGULATORY FEES
Current	R$ 17,628	R$ 22,266
Research and Development Projects
REGULATORY FEES
Economic value added by the concessionaire Percentage	0.40%		0.28%
Fundo Nacional de Desenvolvimento Científico e Tecnológico (FNDCT)
REGULATORY FEES
Economic value added by the concessionaire Percentage	0.40%
Empresa de Pesquisa Energética (EPE)
REGULATORY FEES
Economic value added by the concessionaire Percentage	0.20%